Capital surplus (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Capital Surplus

	2018
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,873,743	390,401	7,304	6,271,448
Share-based payments	—	(7,967)	—	(7,967)
Capital reduction	—	72	—	72

December 31	5,873,743	382,506	7,304	6,263,553

	2019
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,873,743	382,506	7,304	6,263,553
Share-based payments	—	(412)	—	(412)
Cancellation of treasury stock	(199,501)	(12,853)	—	(212,354)

December 31	5,674,242	369,241	7,304	6,050,787

	2020
	Share premium	Employee restricted shares	Others	Total
	NT$000	NT$000	NT$000	NT$000
January 1	5,674,242	369,241	7,304	6,050,787
Reclassifications	369,241	(369,241)	—	—

December 31	6,043,483	—	7,304	6,050,787